Digital Assets (Tables)	12 Months Ended
Mar. 31, 2023
Digital Assets [Abstract]
Schedule of Digital Assets
	2023	2022
	US$	US$
Digital assets held on exchange institutions	41,113,238	8,438,027
Digital assets held on exchange institutions - restricted	5,110,220	—
Total	46,223,458	8,438,027